Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue - (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenues	¥ 983,168,898	$ 141,166,599	¥ 39,440,897	¥ 2,126,676
Product sales revenue
Disaggregation of Revenue [Line Items]
Net revenues	920,653,911		39,440,897	2,004,074
Service revenue
Disaggregation of Revenue [Line Items]
Net revenues	¥ 62,514,987		¥ 0	¥ 122,602